Consolidated Statements of Changes in Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares	Additional Paid-In Capital	Accumulated deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2019	$ 148	$ 2,706,894	$ (1,542,175)	$ (7,716)	$ 1,157,151
Balance (in Shares) at Dec. 31, 2019	54,441
Issuance of shares in connection with stock-based compensation plans	$ 1	29			30
Issuance of shares in connection with stock-based compensation plans (in Shares)	358
Stock-based compensation		4,907			4,907
Comprehensive income (loss)			(21,703)	(1,132)	(22,835)
Balance at Mar. 31, 2020	$ 149	2,711,830	(1,563,878)	(8,848)	1,139,253
Balance (in Shares) at Mar. 31, 2020	54,799
Issuance of shares in connection with stock-based compensation plans	$ 1	22			23
Issuance of shares in connection with stock-based compensation plans (in Shares)	231
Stock-based compensation		6,111			6,111
Comprehensive income (loss)			(27,986)	354	(27,632)
Balance at Jun. 30, 2020	$ 150	2,717,963	(1,591,864)	(8,494)	1,117,755
Balance (in Shares) at Jun. 30, 2020	55,030
Issuance of shares in connection with stock-based compensation plans
Issuance of shares in connection with stock-based compensation plans (in Shares)	82
Stock-based compensation		4,876			4,876
Comprehensive income (loss)			(405,062)	(795)	(405,857)
Balance at Sep. 30, 2020	$ 150	2,722,839	(1,996,926)	(9,289)	716,774
Balance (in Shares) at Sep. 30, 2020	55,112
Balance at Dec. 31, 2020	$ 155	2,753,955	(1,985,896)	(8,846)	759,368
Balance (in Shares) at Dec. 31, 2020	56,617
Issuance of shares in connection with stock-based compensation plans	$ 2	2,881			2,883
Issuance of shares in connection with stock-based compensation plans (in Shares)	670
Stock-based compensation		7,205			7,205
Expenses in connection with March 2021 public offering	$ 24	218,851			218,875
Expenses in connection with March 2021 public offering (in Shares)	7,931
Deferred tax assets in connection with public offering expenses		1,156			1,156
Comprehensive income (loss)			(18,911)	1,212	(17,699)
Balance at Mar. 31, 2021	$ 181	2,984,048	(2,004,807)	(7,634)	971,788
Balance (in Shares) at Mar. 31, 2021	65,218
Issuance of shares in connection with stock-based compensation plans		633			633
Issuance of shares in connection with stock-based compensation plans (in Shares)	178
Stock-based compensation		7,977			7,977
Deferred tax assets in connection with public offering expenses		175			175
Comprehensive income (loss)			(20,159)	931	(19,228)
Balance at Jun. 30, 2021	$ 181	2,992,833	(2,024,966)	(6,703)	961,345
Balance (in Shares) at Jun. 30, 2021	65,396
Issuance of shares in connection with stock-based compensation plans	$ 1	692			693
Issuance of shares in connection with stock-based compensation plans (in Shares)	71
Stock-based compensation		7,958			7,958
Expenses in connection with March 2021 public offering		(25)			(25)
Reduction of redeemable non-controlling interest		227			227
Comprehensive income (loss)			(18,076)	(1,669)	(19,745)
Balance at Sep. 30, 2021	$ 182	$ 3,001,685	$ (2,043,042)	$ (8,372)	$ 950,453
Balance (in Shares) at Sep. 30, 2021	65,467